CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	2 Months Ended	3 Months Ended				5 Months Ended	6 Months Ended	8 Months Ended	9 Months Ended	3 Months Ended						6 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2012	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Sep. 30, 2012	Sep. 30, 2012	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2013	Sep. 30, 2013 Linn Energy, LLC [Member]	Jun. 30, 2013 Linn Energy, LLC [Member]	Mar. 31, 2013 Linn Energy, LLC [Member]	Sep. 30, 2012 Linn Energy, LLC [Member]	Jun. 30, 2012 Linn Energy, LLC [Member]	Mar. 31, 2012 Linn Energy, LLC [Member]	Jun. 30, 2013 Linn Energy, LLC [Member]	Jun. 30, 2012 Linn Energy, LLC [Member]	Sep. 30, 2013 Linn Energy, LLC [Member]	Sep. 30, 2012 Linn Energy, LLC [Member]	Dec. 31, 2012 Linn Energy, LLC [Member]	Dec. 31, 2011 Linn Energy, LLC [Member]	Dec. 31, 2010 Linn Energy, LLC [Member]
Revenues and other:
Oil, natural gas and natural gas liquids sales										$ 537,671	$ 488,207	$ 462,732	$ 444,082	$ 347,227	$ 348,895	$ 950,939	$ 696,122	$ 1,488,610	$ 1,140,204	$ 1,601,180	$ 1,162,037	$ 690,054
Gains (losses) on oil and natural gas derivatives										(63,931)	326,733	(108,370)	(411,405)	439,647	2,031	218,363	441,678	154,432	30,273	124,762	449,940	75,211
Marketing revenues										13,484	17,222	9,852	12,323	10,841	1,290	27,074	12,131	40,558	24,454	37,393	5,868	3,966
Other revenues										7,338	6,663	4,846	3,328	2,882	1,874	11,509	4,756	18,847	8,084	10,905	4,609	3,049
Total revenues										494,562	838,825	369,060	48,328	800,597	354,090	1,207,885	1,154,687	1,702,447	1,203,015	1,774,240	1,622,454	772,280
Expenses:
Lease operating expenses										87,076	83,584	88,721	91,990	70,129	71,636	172,305	141,765	259,381	233,755	317,699	232,619	158,382
Transportation expenses										35,637	29,298	27,183	18,274	21,815	10,562	56,481	32,377	92,118	50,651	77,322	28,358	19,594
Marketing expenses										9,962	9,360	7,374	14,923	6,458	692	16,734	7,150	26,696	22,073	31,821	3,681	2,716
General and administrative expenses	155	635	2,531	11,767	351	506	14,298	1,230	14,933	45,431	46,305	58,566	45,166	41,185	43,321	104,871	84,506	150,302	129,672	173,206	133,272	99,078
Exploration costs										1,588	818	2,226	390	407	410	3,044	817	4,632	1,207	1,915	2,390	5,168
Depreciation, depletion and amortization										208,892	198,629	197,441	167,695	143,506	117,276	396,070	260,782	604,962	428,477	606,150	334,084	238,532
Impairment of long-lived assets										(4,240)	(14,851)	57,053	0	146,499	0	42,202	146,499	37,962	146,499	422,499	0	38,600
Taxes, other than income taxes										36,457	32,397	39,671	37,885	30,656	25,195	72,068	55,851	108,525	93,736	131,679	78,522	45,182
Losses on sale of assets and other, net										827	(959)	3,172	16	(2)	1,494	2,213	1,492	3,040	1,508	1,539	3,494	6,490
Total expenses										421,630	384,581	481,407	376,339	460,653	270,586	865,988	731,239	1,287,618	1,107,578	1,763,830	816,420	613,742
Other income and (expenses):
Loss on extinguishment of debt										(1,117)	(4,187)		0	0		(4,187)	0	(5,304)	0	0	(94,612)	0
Interest expense, net of amounts capitalized										(103,806)	(103,847)	(100,359)	(105,697)	(94,390)	(77,519)	(204,206)	(171,909)	(308,012)	(277,606)	(379,937)	(259,725)	(193,510)
Losses on interest rate swaps																				0	0	(67,908)
Other, net										(2,475)	(2,182)	(1,643)	(1,247)	(7,956)	(3,269)	(3,825)	(11,225)	(6,300)	(12,472)	(14,299)	(7,792)	(7,167)
Total other income and (expenses)										(107,398)	(110,216)	(102,002)	(106,944)	(102,346)	(80,788)	(212,218)	(183,134)	(319,616)	(290,078)	(394,236)	(362,129)	(268,585)
Equity income (loss) from investment in Linn Energy, LLC	0	(667)	57,963	(21,272)	0	0	36,691	34,411	36,024
Income (loss) before income taxes											344,028	(214,349)		237,598	2,716	129,679	240,314			(383,826)	443,905	(110,047)
Income (loss) before income taxes	(155)	(1,302)	55,432	(33,039)	(351)	(506)	22,393	33,181	21,091	(34,466)			(434,955)					95,213	(194,641)
Income tax expense (benefit)	0	(3,908)	25,300	(14,820)	0	0	10,480	12,528	6,572	(4,406)	(1,129)	7,536	(4,950)	512	8,918	6,407	9,430	2,001	4,480	2,790	5,466	4,241
Net income (loss)	$ (155)	$ 2,606	$ 30,132	$ (18,219)	$ (351)	$ (506)	$ 11,913	$ 20,653	$ 14,519	$ (30,060)	$ 345,157	$ (221,885)	$ (430,005)	$ 237,086	$ (6,202)	$ 123,272	$ 230,884	$ 93,212	$ (199,121)	$ (386,616)	$ 438,439	$ (114,288)
Net income (loss) per unit:
Basic (in usd per unit)										$ (0.13)	$ 1.47	$ (0.96)	$ (2.18)	$ 1.19	$ (0.04)	$ 0.52	$ 1.17	$ 0.38	$ (1.04)	$ (1.92)	$ 2.52	$ (0.80)
Diluted (in usd per unit)										$ (0.13)	$ 1.46	$ (0.96)	$ (2.18)	$ 1.19	$ (0.04)	$ 0.52	$ 1.16	$ 0.38	$ (1.04)	$ (1.92)	$ 2.51	$ (0.80)
Net income (loss) per share, basic and diluted (in usd per share)		$ 0.07	$ 0.87	$ (0.52)			$ 0.34	$ 1.92	$ 0.42
Weighted average units outstanding:
Basic (in units)										233,552	233,448	233,176	197,675	197,507	193,256	233,313	195,382	233,393	196,152	203,775	172,004	142,535
Diluted (in units)										233,552	233,910	233,176	197,675	198,160	193,256	233,800	196,039	233,765	196,152	203,775	172,729	142,535
Weighted average shares outstanding		34,788	34,788	34,788			34,788	10,747	34,788
Distributions/dividends declared per unit/share (in usd per unit/share)		$ 0.725	$ 0.725	$ 0.71			$ 1.435	$ 0.71	$ 2.16	$ 0.725	$ 0.725	$ 0.725	$ 0.725	$ 0.725	$ 0.69	$ 1.45	$ 1.415	$ 2.175	$ 2.14	$ 2.865	$ 2.70	$ 2.55